Intangible assets (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ 1,322,350	R$ 1,238,629	R$ 1,240,314	R$ 428,912
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,694,447	1,497,331
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ (372,097)	(258,702)
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	10.00%
Intangible assets and goodwill	R$ 186,693	132,217	205,724	47,150
Licences [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	447,461	336,495
Licences [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ (260,768)	(204,278)
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	20.00%
Intangible assets and goodwill	R$ 203,574	185,565	173,798	115,417
Capitalised development expenditure [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	308,001	234,400
Capitalised development expenditure [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ (104,427)	(48,835)
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	20.00%
Intangible assets and goodwill	R$ 7,063	8,376	8,843	10,329
Customer-related intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	13,965	13,965
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	(6,902)	(5,589)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	635,735	632,796	632,796	78,037
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	635,735	632,796
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	289,285	279,675	R$ 219,153	R$ 177,979
Intangible assets under development [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	R$ 289,285	R$ 279,675